Offerings	Mar. 17, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	3,079,007
Proposed Maximum Offering Price per Unit	15.39
Maximum Aggregate Offering Price	$ 47,385,917.73
Fee Rate	0.01381%
Amount of Registration Fee	$ 6,544.00
Offering Note	(A) Pursuant to Rule 416(a) of the Securities Act of 1933, as amended, (the "Securities Act") this Registration Statement covers any additional shares of common stock that become issuable under the Aeva Technologies, Inc. 2021 Incentive Award Plan, as amended (the "2021 Incentive Award Plan") or the Aeva Technologies, Inc. 2022 Employee Stock Purchase Plan (the "2022 ESPP") by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without receipt of consideration which results in an increase in the number of Aeva Technologies, Inc.'s outstanding shares of common stock, par value $0.0001 per share (the "Common Stock"). (B) Represents 3,079,007 shares of Common Stock that were automatically added to the shares reserved for issuance under the 2021 Incentive Award Plan on January 1, 2026 pursuant to an "evergreen" provision contained in the 2021 Incentive Award Plan. (C) Estimated in accordance with Rule 457(c) and Rule 457(h) of the Securities Act solely for the purpose of calculating the registration fee. The price per share and aggregate offering price are based on the average of the high and low sale prices of the Common Stock as reported on the Nasdaq Global Select Market on March 13, 2026, which date is within five business days prior to the filing of this Registration Statement on Form S-8 (the "Registration Statement").
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	3,079,007
Proposed Maximum Offering Price per Unit	13.09
Maximum Aggregate Offering Price	$ 40,304,201.63
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,566.02
Offering Note	(A) Pursuant to Rule 416(a) of the Securities Act of 1933, as amended, (the "Securities Act") this Registration Statement covers any additional shares of common stock that become issuable under the Aeva Technologies, Inc. 2021 Incentive Award Plan, as amended (the "2021 Incentive Award Plan") or the Aeva Technologies, Inc. 2022 Employee Stock Purchase Plan (the "2022 ESPP") by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without receipt of consideration which results in an increase in the number of Aeva Technologies, Inc.'s outstanding shares of common stock, par value $0.0001 per share (the "Common Stock"). (B) Represents 3,079,007 shares of Common Stock that were automatically added to the shares reserved for issuance under the 2022 ESPP on January 1, 2026 pursuant to an "evergreen" provision contained in the 2022 ESPP. (C) Estimated in accordance with Rule 457(c) and Rule 457(h) of the Securities Act solely for the purpose of calculating the registration fee. The price per share and aggregate offering price are based on the average of the high and low sales prices of the Common Stock as reported on the Nasdaq Global Select Market on March 13, 2026, multiplied by 85%, which date is within five business days prior to the filing of the Registration Statement, multiplied by 85%, which is the percentage of the price per share applicable to purchasers under the 2022 ESPP.